Management statement and basis of preparation of the financial statements	12 Months Ended
Dec. 31, 2021
Management Statement And Basis Of Preparation Of Financial Statements
Management statement and basis of preparation of the financial statements

2.	Management statement and basis of preparation of the financial statements

The financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”), and disclose all (and only) the applicable significant information related to the financial statements, which is consistent with the information utilized by management in the performance of its duties.

The significant accounting policies applied to the preparation of this financial statements are described below and/or presented in the respective notes. These policies were consistently applied to the years presented, unless otherwise indicated.

a.	Basis of presentation of Company’s consolidated financial statements – Predecessor method

As previously described with completion of the merger, TIM S.A. became the surviving entity, and the new SEC registrant. Further, since the merger effective date, TIM S.A. shares replaced TIM Participações S.A. shares and are currently listed in the Brazilian Stock Exchange (“B3”) as well as in the New York Stock Exchange (“NYSE”).

Upon the completion of the Corporate restructure, the historical consolidated financial statements of TIM Participações S.A. became the historical consolidated financial statements of TIM S.A. The transaction was recorded at book value since it was a transaction under common control. The consolidated financial statements for the prior periods are presented for TIM Participações S.A. as the predecessor of the Company as the historical operations of TIM Participações S.A. are deemed to be those of the Company.

The related consolidated statements of income, comprehensive income, changes in shareholders’ equity and cash flows for the year ended December 31, 2019 are those of TIM Participações.

The number of shares of TIM S.A. prior to the Corporate reorganization was 2,420,447,019, an equivalent number of common shares of the extinguished entity TIM Participações as of the date of the merger. Consequently, basic and diluted earnings per share presented in note 34 were not impacted by the corporate reorganization.

The impact of the reverse merger of TIM Participações by TIM S.A. was limited to reclassifications among certain accounts within the current year statement of changes in shareholders’ equity as follows:

Equity accounts	The Company’s equity reserves	Impact on TIM S.A. statement of changes in equity	TIM Participações
Share capital	13,477,891	3,611,593	9,866,298
Capital reserve	397,183	(20,892)	418,075
Legal reserve	1,036,194	(57,603)	1,093,797
Tax benefit reserve	1,781,560	-	1,781,560
Reserve for expansion	6,499,602	(3,535,824)	10,035,426
Treasury shares	(4,837)	5,456	(10,293)
Other comprehensive income	(4,848)	(2,730)	(2,118)
Total	23,182,745	-	23,182,745

b.	General criteria for preparation and disclosure

The financial statements were prepared taking into account the historical cost as the base value as well as financial assets and liabilities (including derivative financial instruments) measured at fair value.

Assets and liabilities are reported according to their degree of liquidity and collectability. They are reported as current when they are likely to be realized or settled over the next 12 months. Otherwise, they are recorded as non-current. The exception to this procedure involves deferred income tax and social contribution balances (assets and liabilities) and contingent liabilities that are fully classified as long-term.

Interests paid are classified as financing cash flow in the statement of cash flows as it represents costs of obtaining financial resources.

c.	Functional currency and presentation currency

The presentation currency of the financial statements is the Real (R$), which is also the Company´s functional currency.

Foreign currency transactions are recognized at the exchange rate on the date of the transaction. Monetary items in foreign currency are converted into reais at the exchange rate on the balance sheet date, informed by Banco Central do Brasil (Central Bank of Brazil). Foreign exchange gains and losses linked to these items are recorded in the statement of income.

d.	Segment information

Operating segments are components of the entity that carry out business activities from which revenues can be obtained and expenses incurred. Its operating results are regularly reviewed by the entity's main operations manager, who makes decisions on resource allocation and evaluates segment performance. For the segment to exist, individualized financial information is required.

The main operational decision maker in the Company, responsible for the allocation of resources and periodically evaluating performance, is the Executive Board, which, along with the Board of Directors, are responsible for making the strategic decisions of the company and its management.

The Group's strategy is focused on optimizing results, and from the corporate reorganization mentioned in note 1, all the operating activities of the group are concentrated exclusively in TIM S.A.. Although there are diverse activities, decision makers understand that the company represents only one business segment and do not contemplate specific strategies focused only on one service line. All decisions regarding strategic, financial planning, purchases, investments and investment of resources are made on a consolidated basis. The aim is to maximize the consolidated result obtained by operating the SMP, STFC and SCM licenses.

e.	Consolidation procedures

Subsidiaries are all the entities in which the Group retains control. The Group controls an entity when it is exposed to, or has a right over the variable returns arising from its involvement with the entity and has the ability to interfere in those returns due to its power over the entity. The subsidiaries are fully consolidated as of the date control is transferred to the Group. Consolidation is interrupted beginning as of the date in which the Group no longer holds control.

The purchase accounting method is used to record the acquisition of subsidiaries by the Group. The acquisition cost is measured as the fair value of the assets acquired, equity instruments (i.e.: shares) and liabilities incurred or assumed by the acquirer on the date of the change of control. Identifiable assets acquired, contingencies and liabilities assumed in a business combination are initially measured at fair value on the date of acquisition, regardless of the proportion of any minority interest. The portion exceeding the acquisition cost of the Group's interest in the acquired identifiable net assets, is recorded as goodwill. Should the acquisition cost be less than the fair value of the net assets of the acquired subsidiary, the difference is recognized directly in the statement of income as a revenue once concepts and calculations applied are reviewed.

Intercompany transactions, as well as the balances and unrealized gains and losses in those transactions, are eliminated. The base date of the financial information used for consolidation purposes is the same for all the companies in the Group.

As of December 31, 2020, the Company only had one subsidiary named I-Systems (formerly FiberCo). The consolidated financial statements as of December 31, 2021 is not being presented since I-Systems had been sold before December 31, 2021, as described in Note 1. The Company had 51% of its equity interest on the investee sold to IHS, and TIM S.A. now holds a non-controlling minority interest of 49%. At that moment, TIM S.A. started having I-Systems as an affiliated company and to record the income (loss) of this company under the equity method, no longer consolidating it. That said, the balances of December 31, 2021 are not comparable to the same of December 31, 2020.

f.	Approval of financial statements

These financial statements were approved by the Board of Directors of the Company on April 14, 2022.

g.	New standards, amendments and interpretations of standards

The following new standards/amendments were issued by the International Accounting Standards Board (IASB), are effective for the year ended December 31, 2021.

·	Amendments to IFRS 16, IFRS 4, IFRS 7 and IFRS 9: Benchmark Interest Rate Reform

The amendments to Pronouncements IAS 39 and IFRS 9 provide for temporary exceptions that address the financial statement effects when a rate of interbank deposit certificate is replaced with an alternative to an almost risk-free rate. The amendments include the following practical expedients:

·	A practical expedient that requires contractual changes, or changes in cash flows which are directly required by the reform, to be treated as changes in a floating interest rate, equivalent to a change in a market rate;

·	A practical expedient that allows changes required by the reform, to be carried out in hedge designation and documentation and hedge relationship will not be discontinued.

·	A practical expedient that provides a temporary exception to entities so they will comply with the separately identifiable requirement when a risk-free rate instrument is designated as a hedge risk component.

These changes have not impacted the individual and consolidated financial statements of the Group.

If they become applicable, the group intends to use the practical expedients in future periods.

·	IFRS 16 COVID-19 related benefits granted to leaseholders in lease agreements that go beyond June 30, 2021.

The amendments provide for the granting of benefits to lessees upon adoption of the guidelines of IFRS 16 on the modification of the lease agreement, when accounting for the related benefits as a direct consequence of the Covid-19 pandemic. As a practical expedient, a lessee may choose not to assess whether a benefit related to Covid-19 granted by the lessor is a modification of the lease agreement. The lessee who makes this option must account for any change in the lease payment resulting from the benefit granted in the lease agreement related to Covid-19 in the same way that it would account for the change by adopting IFRS 16 if the change was not a modification of the lease agreement.

The amendment was intended to be applied until June 30, 2021, but as the impact of COVID-19 pandemic may continue, on March 31, 2021, the IASB extended the application period of this practical expedient to June 30, 2022. This amendment becomes effective for the fiscal years beginning on or after January 1, 2021. However, the Group has not yet received COVID-19 benefits granted to lessees, but the application of practical expedient is planned to be applied once it is available within the standard period.

The following new standards were issued by the International Accounting Standards Board (IASB), but are not effective for the year ended December 31, 2021.

·	IFRS 17 - Insurance Contracts

In May 2017, the IASB issued IFRS 17 - Insurance Contracts, a new comprehensive accounting standard for insurance contracts that includes recognition and measurement, presentation and disclosure. As soon as it comes into force, IFRS 17 will replace IFRS 4 - Insurance Contracts, issued in 2005. IFRS 17 applies to all types of insurance contracts (such as life, non-life, direct insurance and reinsurance), regardless of the type of entity that issues them, as well as certain guarantees and financial instruments with discretionary participation characteristics. Some scope exceptions apply. The overall objective of IFRS 17 is to provide an accounting model for insurance contracts that is more useful and consistent for insurers. In contrast to the requirements of IFRS 4, which are largely based on local accounting policies in force in previous periods, IFRS 17 provides for a comprehensive model for insurance contracts, covering all relevant accounting aspects. The focus of IFRS 17 is the general model, covering the following:

• A specific adaptation for contracts with direct participation characteristics (variable rate approach).

• A simplified approach (premium allocation approach), mainly for short-term contracts. IFRS 17 is effective for periods beginning on or after January 1, 2023, requiring the presentation of comparative amounts. Early adoption is allowed if the entity also adopts IFRS 9 and IFRS 15 on the same date or before the first-time adoption of IFRS 17.

This standard does not apply to the Company.

·	Amendments to IAS 1: Classification of liabilities as current or non-current

In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1, aiming to specify the requirements for classifying the liabilities as current or non-current. The amendments clarify the following:

• What a right to postpone settlement means;

• That the right to postpone settlement must exist on the base date of the report;

• That this classification is not affected by the likelihood that an entity will exercise its right to postpone settlement;

• That only if a derivative embedded in a convertible liability is itself an equity instrument would the terms of a liability not affect its classification. Amendments are valid for periods started on January 1, 2023 and must be applied on a retrospective basis.

The Company currently assesses the impact that the changes will have on current practice and whether existing loan agreements may require renegotiation.

·	Amendments to IAS 8: Definition of accounting estimates

In February 2021, IASB issued amendments to IAS 8, in which the definition of ‘accounting estimates’ is introduced. The amendments clarify the difference between changes in accounting estimates and changes in accounting policies and correction of errors. Additionally, they clarify how entities use measurement and input techniques to develop accounting estimates.

The amendments will become effective for periods beginning on or after January 1, 2023 and will be applied to changes in accounting policies and estimates that occur on or after the beginning of that period. If disclosed, early adoption is allowed.

Amendments are not expected to have a significant impact on the Group’s financial statements.

·	Amendments to IAS 1 and IFRS Practice Statement 2: Disclosure of accounting policies

In February 2021, IASB issued amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgments, in which guides and examples are provided to help entities to apply materiality judgment to the disclosure of accounting policies. The aim of amendments is to assist entities in the disclosure of accounting policies that are most useful by replacing the requirement for disclosure of significant accounting policies to material accounting policies and adding guides about how entities should apply the concept of materiality to make decisions about the disclosure of accounting policies.

The amendments to IAS 1 are applicable for periods started as of or after January 1, 2023, with early adoption allowed. Since the amendments to Practice Statement 2 provide non-mandatory guides about the application of material definition to the accounting policy information, an adoption date is not required for this amendment.

The Group is currently evaluating the impacts of these amendments to the accounting policies disclosed.

COVID-19 impacts

Since March 2020, a pandemic was declared by the World Health Organization due to the outbreak of the new Coronavirus (COVID-19). The main impacts and first cases were recorded in Brazil and in the world also in the first quarter of 2020.

The outbreak of COVID-19 developed rapidly in 2020 and continues until 2021. The measures taken to contain the virus greatly affected economic activity, including some impacts on the operating results and cash flows of the Companies in Brazil. Throughout 2020, lockdowns were decreed in several states in Brazil, lasting from March to June 2020.

In 2020, the Company has a robust infrastructure and is part of an extremely important segment in this period of crisis, essential for the population, government and health system.  After an internal analysis, there was no indication of impairment of assets or risks associated with the fulfillment of obligations since the Company is not highly leveraged and still has credit lines available to be used in the event of a significant reduction in cash volume.

In 2021, the crisis worsened with an increase in the number of cases. Consequently, there was a need for new restrictive measures, including the closing of the trade, impacting the operation of stores again; however, the restrictions’ period was shorter in relation to 2020, thus, reducing the impact of closing of stores. Said restrictions were implemented mainly in the month of March in different cities in Brazil.

In September 2021, the country showed a significant evolution in vaccination levels, with a reduction in the transmission rate and number of cases. Thus, there was a slight improvement in economic activities. In June, the stores returned with activities with a positive impact on device sales.

We are in the 2nd year of the pandemic and there is no impact on the Company’s financial statements.